Goldman Sachs High Yield Fund
Goldman Sachs High Yield Fund—Summary
Investment Objective
The Goldman Sachs High Yield Fund (the “Fund”) seeks a high level of current income and may also consider the potential for capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 96 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-128 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs High Yield Fund		Class A	Class B	Class C	Institutional	Service	Class IR	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.50%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none	none
Redemption Fee	[2]	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	(as a percentage of amount redeemed, imposed on the redemption of shares held for 60 calendar days or less)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs High Yield Fund	Class A	Class B	Class C	Institutional	Service	Class IR	Class R
Management Fees	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	none	none	none	0.50%
Other Expenses	0.15%	0.15%	0.15%	0.06%	0.56%	0.15%	0.15%
Service Fees	none	none	none	none	0.25%	none	none
Shareholder Administration Fees	none	none	none	none	0.25%	none	none
All Other Expenses	0.15%	0.15%	0.15%	0.06%	0.06%	0.15%	0.15%
Total Annual Fund Operating Expenses	1.06%	1.81%	1.81%	0.72%	1.22%	0.81%	1.31%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption at end of period
Expense Example Goldman Sachs High Yield Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	553	772	1,008	1,686
Class B Shares	684	869	1,180	1,930
Class C Shares	284	569	980	2,127
Institutional Shares	74	230	401	894
Service Shares	124	387	670	1,477
Class IR Shares	83	259	450	1,002
Class R Shares	133	415	718	1,579

Assuming no redemption
Expense Example, No Redemption Goldman Sachs High Yield Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	184	569	980	1,930
Class C Shares	184	569	980	2,127

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2012 was 71% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in high-yield, fixed income securities that, at the time of purchase, are non-investment grade securities. Non-investment grade securities are securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Investment Adviser to be of comparable quality, and are commonly referred to as “junk bonds.”

The Fund may invest up to 25% of its total assets in obligations of domestic and foreign issuers which are denominated in currencies other than the U.S. dollar and in securities of issuers located in emerging countries denominated in any currency. However, to the extent that the Investment Adviser has entered into transactions that are intended to hedge the Fund’s position in a non-dollar denominated obligation against currency risk, such obligation will not be counted when calculating compliance with the 25% limitation on obligations in non-U.S. currency.

Under normal market conditions, the Fund may invest up to 20% of its Net Assets in investment grade fixed income securities, including securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”).

The Fund may invest in derivatives, including credit default swap indices (or CDX), for hedging purposes or to seek to increase total return.

The Fund’s target duration range under normal interest rate conditions is the duration of the Barclays U.S. Corporate High Yield Bond Index, 2% Issuer Capped, plus or minus 2.5 years, and over the last ten years ended June 30, 2012, the duration of this Index has ranged between 4.00 and 5.28 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Fund may invest in all types of fixed income securities.

The Fund’s portfolio managers seek to build a portfolio consisting of their “best ideas” across the high yield securities market consistent with the Fund’s overall risk budget and the views of the Investment Adviser’s Global Fixed Income top-down teams. As market conditions change, the volatility and attractiveness of sectors, securities and strategies can change as well. To optimize the Fund’s risk/return potential within its long-term risk budget, the portfolio managers may dynamically adjust the mix of top-down and bottom-up strategies in the Fund’s portfolio.
Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.
  Credit/Default Risk—An issuer or guarantor of fixed income securities held by the Fund (which may have low credit ratings) may default on its obligation to pay interest, repay principal or make a margin payment. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration. To the extent that the Fund holds non-investment grade fixed income securities, these risks may be more pronounced.
  Derivatives Risk—Loss may result from the Fund’s investments in credit default swap indices (or CDX) and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations.
  Foreign Risk—Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in issuers located in emerging markets, these risks may be more pronounced.
  Interest Rate Risk—When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.
  Liquidity Risk—The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
  Non-Investment Grade Fixed Income Securities Risk—Non-investment grade fixed income securities (commonly referred to as “junk bonds”) and unrated securities of comparable credit quality are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class R and Class IR Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.
TOTAL RETURN CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the six month period ended June 30, 2012 was 7.19%. Best Quarter Q2 ‘09 +18.40% Worst Quarter Q4 ‘08 –18.79%
AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2011
Average Annual Total Returns Goldman Sachs High Yield Fund	1 Year	5 Years	10 Years	Since Inception		Inception Date
Class A Shares	(2.33%)	4.04%	7.31%	5.90%		Aug. 01, 1997
Class A Shares Returns After Taxes on Distributions	(4.92%)	1.14%	4.22%	2.62%		Aug. 01, 1997
Class A Shares Returns After Taxes on Distributions and Sale of Fund Shares	(1.32%)	1.69%	4.39%	2.93%		Aug. 01, 1997
Class A Shares Barclays U.S. Corporate High Yield Bond Index, 2% Issuer Capped (reflects no deductions for fees, expenses or taxes)	4.96%	7.74%	8.96%	6.67%		Aug. 01, 1997
Class B Shares	(3.60%)	3.79%	7.15%	5.80%		Aug. 01, 1997
Class B Shares Barclays U.S. Corporate High Yield Bond Index, 2% Issuer Capped (reflects no deductions for fees, expenses or taxes)	4.96%	7.74%	8.96%	6.67%		Aug. 01, 1997
Class C Shares	0.60%	4.25%	7.01%	5.49%		Aug. 15, 1997
Class C Shares Barclays U.S. Corporate High Yield Bond Index, 2% Issuer Capped (reflects no deductions for fees, expenses or taxes)	4.96%	7.74%	8.96%	6.72%	[1]	Aug. 15, 1997
Institutional Shares	2.59%	5.38%	8.20%	6.64%		Aug. 01, 1997
Institutional Shares Barclays U.S. Corporate High Yield Bond Index, 2% Issuer Capped (reflects no deductions for fees, expenses or taxes)	4.96%	7.74%	8.96%	6.67%		Aug. 01, 1997
Service Shares	2.06%	4.84%	7.63%	6.09%		Aug. 01, 1997
Service Shares Barclays U.S. Corporate High Yield Bond Index, 2% Issuer Capped (reflects no deductions for fees, expenses or taxes)	4.96%	7.74%	8.96%	6.67%		Aug. 01, 1997
Class IR Shares	2.63%			6.13%		Nov. 30, 2007
Class IR Shares Barclays U.S. Corporate High Yield Bond Index, 2% Issuer Capped (reflects no deductions for fees, expenses or taxes)	4.96%			9.04%		Nov. 30, 2007
Class R Shares	1.98%			5.57%		Nov. 30, 2007
Class R Shares Barclays U.S. Corporate High Yield Bond Index, 2% Issuer Capped (reflects no deductions for fees, expenses or taxes)	4.96%			9.04%		Nov. 30, 2007
[1]	Return for the Index is calculated from September 1, 1997, the commencement of the month nearest to the Class C Shares inception date.

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.